JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

May 23, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
the JPMorgan Global Bond Opportunities Fund (the “Fund”)
File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information of the Fund do not differ from the Prospectuses and Statements of Additional Information ocontained in the Post-Effective Amendment No. 500 (Amendment 501 under the Investment Company Act of 1940) filed electronically on May 18, 2017.

If you have any questions, please call the undersigned at (614) 213-4042.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary